Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

The consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2022	% ownership as at December 31, 2021	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.75%	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS	France	2010	EUR 1,298,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF 680,000	100.0%	100.0%	Non-operating investment company
WISeKey ELA SL	Spain	2006	EUR 4,000,000	100.0%	100.0%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51.0%	51.0%	Non trading
WISeKey USA Inc[1]	U.S.A	2006	USD 6,500	100%*	100%*	Sales & support
WISeKey India Private Ltd[2]	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution
WISeCoin AG	Switzerland	2018	CHF 100,000	90.0%	90.0%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF 100,000	100.0%	100.0%	Financing, Sales & distribution
WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100.0%	100.0%	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000.00	51.0%	51.0%	Sales & distribution
WISe.Art AG3	Switzerland	2020	CHF 100,000	100.0%	100.0%	Sales & distribution
WISeKey Vietnam Ltd	Vietnam	2021	VND 689,400,000	95.75%	95.75%	R&D
SEALSQ Corp.	British Virgin Islands	2022	USD 100	100.0%	n/a	Sales & support
WISeKey (Gibraltar) Limited	Gibraltar	2022	GBP 100	100.0%	n/a	Sales & support
Trust Protocol Association	Switzerland	2019	CHF -	100.0%	100.0%	Association cofounded by WISeKey Equities AG involved in Internet security
[1] 50% owned by WISeKey SA and 50% owned by WiseTrust SA
[2] 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding AG
[3] Formerly TrusteCoin AG, formerly WiseAI AG, 100% owned by WISeKey International Holding AG from August 27, 2021
[4] Formerly SEAL (BVI) Corp.

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2022	2021	2022	2021	2022	2021	2020	2022	2021	2020
1	Carlos Moreira	-	-	353	2,802	-	-	-	-	-	-
2	Philippe Doubre	-	-	-	-	63	179	86	-	-	-
3	David Fergusson	-	-	-	-	68	78	119	-	-	-
4	Eric Pellaton	-	-	-	-	87	92	42	-	-	-
5	Jean-Philippe Ladisa	-	-	-	-	53	68	61	-	-	-
6	Maria Pia Aqueveque Jabbaz	-	-	-	-	34	2	1	-	-	-
7	Cristina Dolan	-	-		-	67	-	1	-	-	-
8	Hans-Christian Boos	-	-	-	2,395	158	125	-	-	-	-
9	Juan Hernández Zayas	-	-	-	-	-	-	52	-	-	-
10	Nicolas Ramseier	-	-	-	-	1	-	-	-	-	-
11	Philippe Gerwill	-	-	-	-	-	10	-	-	-	-
12	Geoffrey Lipman	-	-	-	-	-	8	-	-	-	-
13	Don Tapscott	-	-	-	-	-	-	8	-	-	-
14	OISTE	171	129	70	189	252	350	374	157	71	32
15	Terra Ventures Inc	-	-	30	33	-	-	-	-	-	-
16	GSP Holdings Ltd	-	-	13	17	-	-	-	-	-	-
17	SAI LLC (SBT Ventures)	-	-	30	34	-	-	-	-	-	-
18	Related parties of Carlos Moreira	-	-	-	-	200	224	223	-	-	-
	Total	171	129	496	5,470	983	1,136	968	157	71	32